Employee benefits - Overfunded pension plans - Measurement of assets at fair value (Details) - Overfunded pension plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Measurement of plan assets
Assets as at beginning of the year	$ 6,083
Assets as at end of the year	6,814	$ 6,083
Level 3
Measurement of plan assets
Assets as at beginning of the year	673	800
Return on plan assets	35	79
Assets purchases	53	244
Assets sold during the year	(96)	(334)
Translation adjustment	(27)	(116)
Assets as at end of the year	638	673
Level 3 | Private equity funds
Measurement of plan assets
Assets as at beginning of the year	159	196
Return on plan assets	8	15
Assets purchases	1	2
Assets sold during the year	(4)	(26)
Translation adjustment	(7)	(28)
Assets as at end of the year	157	159
Level 3 | Real estate funds
Measurement of plan assets
Assets as at beginning of the year	15	15
Assets purchases	2	2
Translation adjustment		(2)
Assets as at end of the year	17	15
Level 3 | Real estate
Measurement of plan assets
Assets as at beginning of the year	339	365
Return on plan assets	8	39
Assets purchases	4	7
Assets sold during the year	(13)	(16)
Translation adjustment	(15)	(56)
Assets as at end of the year	323	339
Level 3 | Loans to participants
Measurement of plan assets
Assets as at beginning of the year	160	224
Return on plan assets	19	25
Assets purchases	46	233
Assets sold during the year	(79)	(292)
Translation adjustment	(5)	(30)
Assets as at end of the year	$ 141	$ 160